Real Estate Investments (Summary of Future Amortization Expense and Income From Lease Intangible Assets and Liabilities) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Depreciation and Amortization | In-place leases
Acquired Finite-Lived Intangible Assets [Line Items]
2017	$ 26,515
2018	19,986
2019	13,832
2020	9,423
2021	7,314
Rental Income
Below Market Lease
2017 - Below Market Lease	2,909
2018 - Below Market Lease	3,228
2019 - Below Market Lease	3,426
2020 - Below Market Lease	3,539
2021 - Below Market Lease	3,288
Rental Income | Above-market lease assets
Acquired Finite-Lived Intangible Assets [Line Items]
2017	3,319
2018	2,459
2019	1,733
2020	1,134
2021	943
Rental Income | Below-market lease liabilities
Below Market Lease
2017 - Below Market Lease	6,228
2018 - Below Market Lease	5,687
2019 - Below Market Lease	5,159
2020 - Below Market Lease	4,673
2021 - Below Market Lease	4,231
Property Operating Expense | Below market ground lease asset
Acquired Finite-Lived Intangible Assets [Line Items]
2017	39
2018	39
2019	39
2020	39
2021	$ 39